INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Effective Income Tax Rate

The effective tax rate varies from the maximum federal statutory rate as a result of the following items for the twelve months ended December 31, 2014 and 2015:

	December 31, 2014	December 31, 2015
	%	%
Tax benefit computed at the maximum federal statutory rate	(34.0)	(34.0)

State tax rate, net of federal tax benefit	(4.5)	(4.5)

Increase in valuation allowance	38.5	38.5

Effective income tax rate	0.0	0.0

Schedule of Deferred Tax Assets

The Company has recorded a valuation allowance to reflect the uncertainty of the ultimate utilization of the deferred tax assets as follows:

	December 31, 2014	December 31, 2015

Deferred tax assets	$8,098,830	$9,288,209

Less valuation allowance	(8,098,830)	(9,288,209)

Net deferred tax assets	$—	$—